Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® I Portfolio
March 31, 2025
VIPFLI-I-NPRT1-0525
1.830289.119
Bond Funds - 63.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	140,732	1,303,180
Fidelity International Bond Index Fund (a)	28,281	262,444
Fidelity Long-Term Treasury Bond Index Fund (a)	28,713	273,348
VIP High Income Portfolio - Investor Class (a)	21,381	100,491
VIP Investment Grade Bond II Portfolio - Investor Class (a)	351,754	3,331,110
TOTAL BOND FUNDS (Cost $5,491,363)		5,270,573

Domestic Equity Funds - 8.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	2,484	130,554
VIP Equity Income Portfolio - Investor Class (a)	3,946	106,532
VIP Growth & Income Portfolio - Investor Class (a)	4,863	145,927
VIP Growth Portfolio - Investor Class (a)	2,486	215,985
VIP Mid Cap Portfolio - Investor Class (a)	1,008	33,332
VIP Value Portfolio - Investor Class (a)	4,195	74,166
VIP Value Strategies Portfolio - Investor Class (a)	2,650	36,732
TOTAL DOMESTIC EQUITY FUNDS (Cost $522,482)		743,228

International Equity Funds - 13.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	32,976	401,643
VIP Overseas Portfolio - Investor Class (a)	25,776	687,968
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $779,717)		1,089,611

Money Market Funds - 14.8%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $1,229,415)	4.14	1,229,415	1,229,415

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,022,977)	8,332,827
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	8,332,827

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	1,320,236	6,871	77,807	-	(3,319)	57,199	1,303,180	140,732
Fidelity International Bond Index Fund	266,860	5,635	9,505	-	(233)	(313)	262,444	28,281
Fidelity Long-Term Treasury Bond Index Fund	253,951	20,334	10,868	2,480	(51)	9,982	273,348	28,713
VIP Contrafund Portfolio - Investor Class	139,049	13,358	10,722	4,239	(760)	(10,371)	130,554	2,484
VIP Emerging Markets Portfolio - Investor Class	451,571	10,940	88,162	-	8,175	19,119	401,643	32,976
VIP Equity Income Portfolio - Investor Class	113,450	6,242	16,119	837	(715)	3,674	106,532	3,946
VIP Government Money Market Portfolio - Investor Class	1,295,809	40,324	106,718	12,878	-	-	1,229,415	1,229,415
VIP Growth & Income Portfolio - Investor Class	155,658	10,058	18,539	1,500	(920)	(330)	145,927	4,863
VIP Growth Portfolio - Investor Class	230,446	19,308	12,758	2,655	(1,718)	(19,293)	215,985	2,486
VIP High Income Portfolio - Investor Class	101,970	1,494	3,423	215	(44)	494	100,491	21,381
VIP Investment Grade Bond II Portfolio - Investor Class	3,298,468	94,658	155,308	724	(4,065)	97,357	3,331,110	351,754
VIP Mid Cap Portfolio - Investor Class	35,718	4,133	2,715	1,576	(178)	(3,626)	33,332	1,008
VIP Overseas Portfolio - Investor Class	622,390	62,128	28,830	7,200	67	32,213	687,968	25,776
VIP Value Portfolio - Investor Class	79,717	6,457	6,993	2,968	(505)	(4,510)	74,166	4,195
VIP Value Strategies Portfolio - Investor Class	39,622	3,124	2,332	711	(251)	(3,431)	36,732	2,650
	8,404,915	305,064	550,799	37,983	(4,517)	178,164	8,332,827

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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